Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expense by nature
Impairment of assets held for sale	$ 45.4		$ 75.4	$ 0.0
Cost of sales
Expense by nature
Power generation	119.7	$ 81.0	205.4	165.4
Depreciation	49.6	46.9	99.0	94.8
Amortization	4.8	4.4	9.6	8.8
Tower repairs and maintenance	15.0	11.7	28.2	22.4
Staff costs	8.1	6.2	15.2	12.6
Regulatory fees	6.7	7.0	13.9	13.8
Security services	5.6	4.6	11.2	9.8
Travel costs	1.9	2.0	3.9	2.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.5	1.0	3.8	1.7
Insurance	0.7	0.8	1.4	1.5
Short-term rental	1.2	1.4	2.3	2.9
Vehicle maintenance and repairs	0.5	0.5	0.9	1.0
Professional fees	0.5	0.3	0.7	0.7
Other	5.7	3.3	9.6	6.7
Total	$ 221.5	$ 171.1	$ 405.1	$ 344.9